Subsequent Events (FY) (Details) - Frederick lease agreement $ in Millions	May 01, 2024 USD ($) extension_option	Feb. 28, 2024 USD ($) ft² extension_option	May 07, 2024 ft²
Subsequent Event [Line Items]
Area of office space leased		19,199
Subsequent Event
Subsequent Event [Line Items]
Area of office space leased		19,199	7,842
Lease term	7 years	7 years
Number of options to extend lease | extension_option	1	1
Lease renewal term	5 years	5 years
Lease agreement, monthly base rent | $	$ 0.1	$ 0.1